SIGNIFICANT TRANSACTIONS - Schedule of Cash Outflow - Investing Activities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Feb. 26, 2026
Less: balances acquired
Net outflow of cash - investing activities	$ 165	$ 0
Tabletki Group
Cash outflow, net of cash acquired
Cash consideration	160
Less: balances acquired
Cash and cash equivalents	(2)
Net outflow of cash - investing activities	158
LLC ISP Shtorm
Cash outflow, net of cash acquired
Cash consideration	10
Less: balances acquired
Less: deferred consideration			$ (3)
Net outflow of cash - investing activities	$ 7